RS - Summary of equity-settled 2018 Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) shares share_unit_type € / shares Rate	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Executive Committee [Member]
Stock Options Plans [Line Items]
Exercisable stock options	20,455
Current and Former Employees
Stock Options Plans [Line Items]
Exercisable Shares	31,701
2018 Stock Option Plan [Member]
Stock Options Plans [Line Items]
Subscription right | Rate	60.00%
Weighted-average Price | € / shares	€ 81.04
Exercisable stock options	63,127
Exercisable Shares | share_unit_type	37,901
Expense from equity-settled share-based payment transactions | €	€ (14,267)	€ 52,795	€ 251,855
2018 Stock Option Plan [Member] | Management board [member]
Stock Options Plans [Line Items]
Exercisable stock options	6,476
Exercisable Shares	3,886
2018 Stock Option Plan [Member] | Executive Committee [Member]
Stock Options Plans [Line Items]
Exercisable stock options	3,854
Exercisable Shares	2,314
2018 Stock Option Plan [Member] | Current and Former Employees
Stock Options Plans [Line Items]
Exercisable stock options	52,797